Investements in affiliate (Tables)	12 Months Ended
Dec. 31, 2013
Investments in affiliate [Abstract]:
Schedule of Investments In Affiliate - Jointly owned companies additional information [Table Text Block]

		Participation %	Year Established /Acquired
Entity	Vessel/Hull	December 31, 2013
Steadman Maritime Co.	Ensenada Express	49%	July 1, 2013
Marchant Maritime Co.	X-Press Padma	49%	July 8, 2013
Horton Maritime Co.	Petalidi	49%	June 26, 2013
Kemp Maritime Co.	Hull NCP0113	49%	June 6, 2013
Hyde Maritime Co.	Hull NCP0114	49%	June 6, 2013
Ainsley Maritime Co.	Hull NCP0115	25%	June 25, 2013
Ambrose Maritime Co.	Hull NCP0116	25%	June 25, 2013
Connell Maritime Co.	n/a	40%	December 18, 2013

Schedule of Investments In Affiliate - Summarized financial information of the affiliates [Table text block]
December 31, 2013
Non-current assets	49,072
Current assets	3,184
52,256

Current liabilities	2,196

Period July 12, 2013 to December 31, 2013
Voyage revenue	5,580
Net Income	1,410